Investment Objectives and Goals - BLACKROCK EXCHANGE PORTFOLIO	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Exchange Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Exchange Portfolio (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is long-term growth of capital and consequent long-term growth of income.